Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows used in operating activities:
Net income	$ 4,725	$ 3,023	$ 1,134
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation and amortization	1,782	1,352	1,168
Share based compensation	2,383	$ 897	$ 126
Amortization of premium on available-for-sale marketable securities	(113)
Increase (decrease) in accrued severance pay, net	(2)	$ 284	$ (3)
Changes in deferred income taxes, net	(57)	(132)	(42)
Increase in trade receivables	(13,117)	(4,409)	(1,229)
Decrease (increase) in other receivables and prepaid expenses	(1,595)	110	(400)
Increase in inventories	(4,610)	(555)	(3,437)
Increase (decrease) in trade payables	7,036	(1,578)	2,806
Increase (decrease) in deferred revenues	(820)	(130)	1,170
Increase in employees and payroll accruals	1,435	852	779
Decrease in other assets	(68)	(57)	(15)
Increase (decrease) in other payables and accrued expenses	223	(323)	830
Interest on short-term bank deposit	(53)	(8)	(5)
Loss (gain) from sale of property and equipment	51	(5)	(35)
Foreign currency translation gain (loss) on inter company balances with foreign subsidiaries	590	342	(109)
Net cash provided by (used in) operating activities	(2,210)	(337)	2,738
Cash flows used in investing activities:
Purchase of property and equipment	(1,861)	$ (1,911)	$ (1,248)
Cash paid in connection with acquisition	$ (1,000)
Purchase of intangible assets			$ (327)
Proceeds from (investment in) bank deposits, net	$ (22,000)	$ 2,643	$ (575)
Proceeds from maturity of available-for- sale marketable securities	1,500
Proceeds from sale of property and equipment	8	$ 6	$ 47
Purchase of marketable securities	(35,518)
Net cash provided by (used in) investing activities	(58,871)	$ 738	$ (2,103)
Cash flows used in financing activities:
roceeds from initial public offering, net (Payment of issuance costs)	74,180	(661)
Exercise of employee stock option	421	6
Net cash used in financing activities	74,601	(655)
Foreign currency translation adjustments on cash and cash equivalents	(49)	(82)	$ 31
Increase (decrease) in cash and cash equivalents	13,520	(254)	635
Cash and cash equivalents at the beginning of the period	4,993	5,329	4,663
Cash and cash equivalents at the end of the period	18,464	4,993	5,329
Supplemental disclosure of cash flow information:
Cash paid during the year for income taxes	1,368	1,663	903
Non-cash investing and financing activities:
Purchase of property and equipment on credit	422	113	37
Inventory transferred to be used as property and equipment	692	265	$ 208
Property and equipment transferred to be used as inventory	$ 106	112
Issuance expenses on credit		$ 188